Convertible Promissory Notes -10Q (Details) - USD ($)		1 Months Ended					3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		33 Months Ended
	Dec. 22, 2020	Feb. 28, 2021	Dec. 31, 2020	May 31, 2020	Apr. 30, 2020	Apr. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Jul. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Interest expense							$ 1,261	$ 95,211		$ 64,555	$ 566,790	$ 661,224	$ 1,100,390
Convertible Notes Payable | Junior Convertible Notes
Debt Instrument [Line Items]
Converted amount				$ 11,700,000	$ 5,700,000
Convertible debt beneficial conversion feature				$ 7,700,000									200,000
Converted principal					5,100,000
Converted interest					600,000
Interest expense													1,100,000
Convertible Notes Payable | Junior Convertible Notes | Chief Financial Officer And Immediate Family Member
Debt Instrument [Line Items]
Notes issued to related parties													5,700,000
Convertible Notes Payable | Junior Convertible Notes | Affiliated Entity
Debt Instrument [Line Items]
Interest expense payable to related party													500,000
Convertible Notes Payable | Junior Convertible Notes | Series Seed Preferred Stock
Debt Instrument [Line Items]
Shares issued as a result of converted debt (in shares)				2,615,553
Convertible Notes Payable | Junior Convertible Notes | Series Seed Preferred Stock | Chief Financial Officer And Immediate Family Member
Debt Instrument [Line Items]
Shares issued as a result of converted debt (in shares)				840,363
Convertible Notes Payable | Junior Convertible Notes, Inception Through December 2018
Debt Instrument [Line Items]
Issue date fair value																$ 15,800,000
Face amount																$ 10,700,000
Convertible Notes Payable | Junior Convertible Notes, Inception Through December 2018 | Minimum
Debt Instrument [Line Items]
Stated interest rate																3.00%
Convertible Notes Payable | Junior Convertible Notes, Inception Through December 2018 | Maximum
Debt Instrument [Line Items]
Stated interest rate																7.73%
Convertible Notes Payable | Junior Convertible Notes, January 2019 through April 2019
Debt Instrument [Line Items]
Face amount						$ 1,500,000
Convertible Notes Payable | Junior Convertible Notes, January 2019 through April 2019 | Minimum
Debt Instrument [Line Items]
Stated interest rate						6.00%
Convertible Notes Payable | Junior Convertible Notes, January 2019 through April 2019 | Maximum
Debt Instrument [Line Items]
Stated interest rate						15.00%
Convertible Notes Payable | Junior Convertible Notes, April 2019 | Chief Financial Officer And Immediate Family Member
Debt Instrument [Line Items]
Notes issued to related parties						$ 1,900,000
Interest rate of notes payable to related parties						15.00%
Convertible Notes Payable | Junior Convertible Notes, July 2019
Debt Instrument [Line Items]
Face amount															$ 1,200,000
Convertible Notes Payable | Bridge Note Qualified Financing
Debt Instrument [Line Items]
Immediate conversion financing proceeds threshold									$ 1,000,000
Conversion ratio									0.80
Convertible Notes Payable | Bridge Note Qualified Financing | Affiliated Entity
Debt Instrument [Line Items]
Notes issued to related parties									$ 500,000
Interest rate of notes payable to related parties									6.00%
Convertible Notes Payable | Bridge Note Qualified Financing | Series A Preferred Stock | Affiliated Entity
Debt Instrument [Line Items]
Shares issued as a result of converted debt (in shares)	78,178
Convertible Notes Payable | Convertible Bridge Notes
Debt Instrument [Line Items]
Converted amount			$ 600,000
Convertible debt beneficial conversion feature			$ 100,000					19,000			100,000		100,000
Interest expense								8,000			23,000	30,000	$ 5,000
Convertible Notes Payable | Convertible Bridge Notes | Series A Preferred Stock
Debt Instrument [Line Items]
Shares issued as a result of converted debt (in shares)			78,178
Convertible Notes Payable | Senior Convertible Notes, April 2020
Debt Instrument [Line Items]
Converted amount		$ 6,100,000
Convertible debt beneficial conversion feature								200,000		9,000	1,900,000	2,100,000
Immediate conversion financing proceeds threshold					2,500,000
Converted principal		5,700,000
Converted interest		$ 300,000
Interest expense								100,000		45,000	200,000	300,000
Interest expense payable to related party												100,000
Convertible Notes Payable | Senior Convertible Notes, April 2020 | Affiliated Entity
Debt Instrument [Line Items]
Notes issued to related parties					$ 2,500,000
Interest rate of notes payable to related parties					6.00%
Accrued interest					$ 400,000
Interest expense payable to related party								$ 45,000		$ 23,000	$ 88,000
Convertible Notes Payable | Senior Convertible Notes, April 2020 | Series A Preferred Stock
Debt Instrument [Line Items]
Shares issued as a result of converted debt (in shares)		844,824
Convertible Notes Payable | Senior Convertible Notes, April 2020 | Series A Preferred Stock | Affiliated Entity
Debt Instrument [Line Items]
Shares issued as a result of converted debt (in shares)		430,467
Loans Payable | Demand Notes | Chief Financial Officer And Immediate Family Member
Debt Instrument [Line Items]
Notes issued to related parties														$ 1,800,000
Loans Payable | Demand Notes | Minimum | Chief Financial Officer And Immediate Family Member
Debt Instrument [Line Items]
Interest rate of notes payable to related parties														3.00%
Loans Payable | Demand Notes | Maximum | Chief Financial Officer And Immediate Family Member
Debt Instrument [Line Items]
Interest rate of notes payable to related parties														6.00%
Payment Protection Program Loan
Debt Instrument [Line Items]
Face amount				$ 100,000
Stated interest rate				1.00%
Outstanding principal balance			$ 124,000									$ 124,000